ORDINARY SHARES AND STATUTORY RESERVE (Details Narrative)								1 Months Ended				6 Months Ended	12 Months Ended
		Jul. 03, 2026 USD ($) Integer shares	Jun. 24, 2026 USD ($) shares	Nov. 25, 2025 USD ($) shares	Oct. 02, 2025 USD ($) shares	Sep. 04, 2025 USD ($) shares	Jun. 01, 2023 USD ($) shares	Jan. 31, 2026 shares	Mar. 31, 2025 shares	Feb. 28, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Integer shares	Jun. 30, 2026 USD ($) Integer shares	Dec. 31, 2024 shares	Mar. 06, 2023 USD ($)	Dec. 05, 2022 USD ($)
Class of Stock [Line Items]
Procceds from private placement | $			$ 700,000,000							$ 2,510,000	$ 2,820,000
Issuance of shares, value | $												$ 42,509,000
Treasury stock, common shares							2						2	2
Statutory reserves | $													$ 6,656,000
Accumulated balance of special reserves | $													588,333
Restricted net asset | $													$ 148,310,000	148,310,000
CHINA
Class of Stock [Line Items]
Statutory reserves | $												0		$ 0
Jupiter Wellness Acquisition Corp [Member]
Class of Stock [Line Items]
Principal amount | $																$ 1,180,000	$ 1,380,000
Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued		491,849,359
Issuance of shares, value | $		$ 700,000,000
EDGEAI Tokens [Member]
Class of Stock [Line Items]
Quantity | Integer													157,453,325	157,453,325
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Procceds from private placement | $			$ 700,000,000
Securities Purchase Agreement [Member] | EDGEAI Tokens [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Quantity | Integer		491,849,359
Securities Purchase Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Shares issued			331,753,557
Warrant [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Shares issued			995,260,671
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Issuance of shares, value | $
Treasury stock, common shares	[1]											(2)	(2)	(2)	(2)
Treasury Stock, Common [Member] | Jupiter Wellness Acquisition Corp [Member]
Class of Stock [Line Items]
Value of debt repaid | $							$ 500,000
Shares issued for payment of debt							1.32
Proceeds from promissory notes | $							$ 2,060,000.00
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued										1,757	1,399		19,560,823	351,578,283
Issuance of shares, cancelled									1,354
Shares issued				109,321	13,333	11,300
Issuance of shares, value | $				$ 11,000,000	$ 15,000,000	$ 8,000,000
Prefunded warrants													4,320,107
Issuance of shares								235,797					360,009
Common Stock, Shares, Outstanding													19,560,821	351,578,281
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Shares issued						44,984
Common Class A [Member] | Prefunded Warrant [Member]
Class of Stock [Line Items]
Shares issued				7,149,675		70,000
Prefunded warrants								2,829,568
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued													1,334	1,334
Issuance of shares, cancelled									1,334
Common Stock, Shares, Outstanding													1,334	1,334

[1]	Retrospectively restated for the effect of the Share Consolidation